SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Lease intangibles, gross	$ 4,110,139	$ 5,200,728	$ 7,631,488
Accumulated Amortization	(3,800,102)	(4,559,510)	(5,526,477)
Lease Intangibles, net	310,037	641,218	2,105,011
Leases, Acquired-in-Place [Member]
Finite-Lived Intangible Assets [Line Items]
Lease intangibles, gross	2,515,264	3,136,587	4,360,027
Accumulated Amortization	(2,320,045)	(2,757,530)	(3,283,027)
Lease Intangibles, net	195,219	379,057	1,077,000
Leasing Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Lease intangibles, gross	1,261,390	1,730,656	2,937,976
Accumulated Amortization	(1,146,572)	(1,510,559)	(2,002,711)
Lease Intangibles, net	114,818	220,097	935,265
Above Market Lease [Member]
Finite-Lived Intangible Assets [Line Items]
Lease intangibles, gross	333,485	333,485	333,485
Accumulated Amortization	(333,485)	(291,421)	(240,739)
Lease Intangibles, net		$ 42,064	$ 92,746